Document and Entity Information	Aug. 17, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 17, 2025
Entity Registrant Name	Premier, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36092
Entity Tax Identification Number	35-2477140
Entity Address Address Line 1	13520 Ballantyne Corporate Place
Entity Address City Or Town	Charlotte
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28277
City Area Code	704
Local Phone Number	357-0022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 Par Value
Trading Symbol	PINC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001577916
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	13034 Ballantyne Corporate Place
Entity Address City Or Town	Charlotte
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28277